Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of geographical areas [abstract]
Schedule of Carrying Amount Non-current Assets by Geographic Area

in CHF thousands	Switzerland		Iceland		Others		Total
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023	As of December 31, 2024	As of December 31, 2023
Intangible assets	13,292	12,206	-	-	-	-	13,292	12,206
Property and equipment	200	17	173	253	12	18	385	288
Right-of-use assets	699	-	589	687	15	68	1,303	755
Total	14,191	12,223	762	940	27	86	14,980	13,249